Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return through capital appreciation and income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-54 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus International Bond Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus International Bond Fund	Class A	Class C	Class I
Management fees	0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) fees	none	0.75%	none
Other expenses	0.49%	0.49%	0.22%
Total annual fund operating expenses	1.09%	1.84%	0.82%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus International Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	556	781	1,024	1,719
Class C	287	579	995	2,159
Class I	84	262	455	1,104

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus International Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	556	781	1,024	1,719
Class C	187	579	995	2,159
Class I	84	262	455	1,104

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
153.71% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund may invest up to 25%
of its assets in emerging markets generally and up to 5% of its assets in any single emerging market country.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund, however, may invest up to 25% of its assets in securities (not including securities of emerging markets issuers) rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by Dreyfus, at the time of purchase. The fund will not invest in securities rated lower than B at the time of purchase. The fund may invest in securities of issuers in emerging markets of any credit quality, including those rated or determined to be below investment grade quality.

The fund's portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and look for fixed-income securities with the most potential for added value. The portfolio managers select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase.

The fund's portfolio managers will sell a security if the existing holding trades overvalued from a valuation standpoint, another sector becomes relatively more attractive, and/or they expect fundamentals to deteriorate.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy. The fund's portfolio managers have considerable latitude in determining whether to hedge the fund's currency exposure and the extent of any such hedging.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed-income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
To the extent the fund's investment are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter
Q2, 2009: 12.08%
Worst Quarter
Q1, 2009: -5.29%

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10) Class
Average Annual Total Returns Dreyfus International Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	2.60%	9.48%	9.48%	Dec. 30, 2005
Class A After Taxes on Distributions	Class A returns after taxes on distributions	0.77%	7.77%	7.77%	Dec. 30, 2005
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	1.88%	7.19%	7.19%	Dec. 30, 2005
Class C	Class C returns before taxes	5.65%	9.65%	9.65%	Dec. 30, 2005
Class I	Class I returns before taxes	7.72%	10.77%	10.77%	Dec. 30, 2005
Barclays Global Aggregate Ex-U.S. Index (unhedged)	Barclays Global Aggregate Ex-U.S. Index (unhedged) reflects no deduction for fees, expenses or taxes	4.95%	7.19%	7.19%	Dec. 30, 2005